SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash and cash equivalents	$ 34,966	$ 57,049
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	4.90%	10.60%
Cash and cash equivalents	$ 1,700	$ 6,000
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	9.00%	15.70%
Cash and cash equivalents	$ 3,100	$ 8,900